Intangible assets - Changes in DAC and other intangibles (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Movements in deferred acquisition costs
At beginning of year	£ 11,011
At end of year	11,359	£ 11,011
Shareholder-backed
Movements in deferred acquisition costs
At beginning of year	10,866	10,755
Additions	511	1,240
Amortisation to the income statement	(646)	(254)
Disposals and transfers	(11)
Exchange differences and other movements	218	(799)
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income	272	(76)
At end of year	11,210	10,866
PVIF and other intangibles
Intangible assets	1,553	1,633
Shareholder-backed | Amortisation to the income statement, Operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	(447)	(709)
Shareholder-backed | Amortisation to the income statement, Non-operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	(199)	455
Shareholder-backed | PVIF and other intangibles
Movements in deferred acquisition costs
At beginning of year	1,633
Disposals and transfers	(11)
Exchange differences and other movements	5
At end of year		1,633
PVIF and other intangibles
Additions	14
Amortisation	(88)
Intangible assets	1,553
Shareholder-backed | PVIF and other intangibles | Amortisation to the income statement, Operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	(88)
Shareholder-backed | Software
PVIF and other intangibles
Additions	10
Amortisation	18
Disposals	10
Intangible assets	49
Shareholder-backed | Asia insurance operations | Deferred acquisition costs
Movements in deferred acquisition costs
At beginning of year	946
Additions	199
Amortisation to the income statement	(70)
Exchange differences and other movements	6
At end of year	1,081	£ 946
Shareholder-backed | Asia insurance operations | Deferred acquisition costs | Amortisation to the income statement, Operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	£ (70)
Shareholder-backed | Jackson (US insurance operations)
Movements in deferred acquisition costs
Assumption for long-term investment returns (as a percent)	7.40%	7.40%
Shareholder-backed | Jackson (US insurance operations) | Amortisation to the income statement, Operating profit
Movements in deferred acquisition costs
Assumption for long-term investment returns (as a percent)	7.40%
Shareholder-backed | Jackson (US insurance operations) | Deferred acquisition costs
Movements in deferred acquisition costs
At beginning of year	£ 8,197
Additions	290
Amortisation to the income statement	(479)
Exchange differences and other movements	206
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income	272
At end of year	8,486	£ 8,197
Shareholder-backed | Jackson (US insurance operations) | Deferred acquisition costs | Amortisation to the income statement, Operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	(280)
Shareholder-backed | Jackson (US insurance operations) | Deferred acquisition costs | Amortisation to the income statement, Non-operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	(199)
Shareholder-backed | General insurance commission (UK and Europe insurance operations) | Deferred acquisition costs
Movements in deferred acquisition costs
At beginning of year	84
Additions	7
Amortisation to the income statement	(6)
At end of year	85	84
Shareholder-backed | General insurance commission (UK and Europe insurance operations) | Deferred acquisition costs | Amortisation to the income statement, Operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	(6)
Shareholder-backed | Asset management operations | Deferred acquisition costs
Movements in deferred acquisition costs
At beginning of year	6
Additions	1
Amortisation to the income statement	(3)
Exchange differences and other movements	1
At end of year	5	£ 6
Shareholder-backed | Asset management operations | Deferred acquisition costs | Amortisation to the income statement, Operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	£ (3)